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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           34

Form 13F Information Table Value Total       160,589
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF             VALUE  SHRS OR PRN                  INVESTMENT    OTHER  VOTING  AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG
   LTD PRT                     COMMON  01855A101     376      7,500     SH                SOLE                --     7,500  --
ALLTEL CORP                    COMMON  020039103  12,813    245,524     SH                SOLE                --   245,524  --
AMERICAN HOME PRODUCTS         COMMON  026609107  24,107    426,200     SH                SOLE                --   426,200  --
BANK OF AMERICA CORP           COMMON  060505104   6,071    115,907     SH                SOLE                --   115,907  --
CHEVRON CORPORATION            COMMON  166751107   4,655     54,600     SH                SOLE                --    54,600  --
CINCINNATI FINANCIAL CORP      COMMON  172062101  20,676    582,417     SH            SHARED-OTHER            --   582,417  --
CINERGY CORP                   COMMON  172474108   1,323     40,000     SH                SOLE                --    40,000  --
CISCO SYSTEMS INC              COMMON  17275R102     470      8,500     SH                SOLE                --     8,500  --
COCA COLA COMPANY              COMMON  191216100   1,773     32,162     SH                SOLE                --    32,162  --
DUKE ENERGY CORP               COMMON  264399106     866     10,099     SH                SOLE                --    10,099  --
EXXON MOBIL CORPORATION        COMMON  30231G102  28,199    316,403     SH                SOLE                --   316,403  --
FIFTH THIRD BANCORP            COMMON  316773100     391      7,250     SH            SHARED-OTHER            --     7,250  --
FIRST VIRGINIA BANKS INC       COMMON  337477103   4,316    101,250     SH                SOLE                --   101,250  --
FIRSTAR CORP                   COMMON  33763V109     580     25,900     SH                SOLE                --    25,900  --
FORTUNE BRANDS INC             COMMON  349631101     530     20,000     SH                SOLE                --    20,000  --
GENERAL ELECTRIC CO            COMMON  369604103     551      9,552     SH            SHARED-OTHER            --     9,552  --
GUIDANT CORPORATION            COMMON  401698105     530      7,500     SH                SOLE                --     7,500  --
H J HEINZ COMPANY              COMMON  423074103   1,067     28,800     SH                SOLE                --    28,800  --
HOUSEHOLD INTERNATIONAL        COMMON  441815107   4,785     84,500     SH                SOLE                --    84,500  --
INTEL CORP                     COMMON  458140100     593     14,276     SH                SOLE                --    14,276  --
JOHNSON & JOHNSON              COMMON  478160104     282      3,000     SH                SOLE                --     3,000  --
LUCENT TECHNOLOGIES INC        COMMON  549463107   2,790     91,300     SH                SOLE                --    91,300  --
MEDTRONIC INC                  COMMON  585055106     415      8,000     SH                SOLE                --     8,000  --
MERCK & COMPANY                COMMON  589331107  18,438    247,700     SH                SOLE                --   247,700  --
MICROSOFT CORP                 COMMON  594918104     573      9,500     SH                SOLE                --     9,500  --
MOLEX INC                      COMMON  608554200   6,812    164,400     SH                SOLE                --   164,400  --
NATIONAL CITY CORPORATION      COMMON  635405103   1,758     79,440     SH                SOLE                --    79,440  --
NORTHERN TRUST                 COMMON  665859104   3,555     40,000     SH                SOLE                --    40,000  --
PIEDMONT NATURAL GAS           COMMON  720186105     251      8,202     SH                SOLE                --     8,202  --
PNC FINANCIAL SERVICES GROUP   COMMON  693475105   2,535     39,000     SH                SOLE                --    39,000  --
PROCTER & GAMBLE CORPORATION   COMMON  742718109   6,921    103,300     SH                SOLE                --   103,300  --
UNITED PARCEL SERVICE - CL B   COMMON  911312106     623     11,050     SH                SOLE                --    11,050  --
WELLS FARGO & CO               COMMON  949746101     386      8,400     SH                SOLE                --     8,400  --
WORLDCOM INC - WORLDCOM GROUP  COMMON  98157D106     580     19,100     SH                SOLE                --    19,100  --
                                                 160,589


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